Obligation to FIDC FGTS Quota Holders	6 Months Ended
Jun. 30, 2026
Obligation to FIDC FGTS Quota Holders [Abstract]
Obligation to FIDC FGTS quota holders

13. Obligation to FIDC FGTS quota holders

	June 30, 2026	December 31, 2025

Senior quotas	2,090,938	815,557
Total	2,090,938	815,557

The obligations to FIDC FGTS quota holders refer to amounts payable related to senior quotas issued in connection with the securitization of receivables arising from FGTS consumer advances originated by PicPay Bank. This balance comprises the outstanding principal of the senior quotas and the related accrued interest not yet settled.

Although the fund has an indefinite term, the senior quotas mature within six years from the date of the initial capital contribution and bear remuneration at a rate equivalent to CDI plus 1.50% per annum. The senior quotas may also be redeemed prior to maturity upon the occurrence of certain predefined events, including events related to bankruptcy claims.

Additionally, quotas of a new fund denominated “FIDC FGTS II” was issued during the six-month period ended June 2026. For the six-month period ended June 30, 2026, accrued interest amounted to R$122,272 (R$59,257 for the six-month period ended June 30, 2025), recognized under “Interest and other financial expenses”.